Changes in Non-Cash Working Capital Items	12 Months Ended
Dec. 31, 2015
Changes in non-cash working capital items [Abstract]
Cash Flow Operating Capital [Text Block]

25. Changes in Non-Cash Working Capital Items

The following table outlines changes in non-cash working capital items:

		December 31
	2015	2014

Accounts receivable	$14,278	$13,086
Prepaid expenses	4,425	(2,128)
Accounts payable	11,033	(41,846)
Accrued charges	(11,060)	7,718
Income taxes recoverable and payable	(1,112)	4,770
Deferred revenues	17	(857)
Effect of foreign currency translation adjustments and other non-cash changes	4,918	(1,420)
	$22,499	$(20,677)